Stockholders' Equity - Schedule of reserved shares of common stock for issuance, on an as-converted basis (Details) - shares	Sep. 30, 2021		Jul. 30, 2021	Jul. 29, 2021	Jun. 30, 2021	[1]	Mar. 31, 2021	[1]	Dec. 31, 2020		Sep. 30, 2020	[2]	Jun. 30, 2020	[2]	Mar. 31, 2020	[2]	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[3]
Capital Unit [Line Items]
Conversion of redeemable convertible preferred stock (in shares)	0	[1]		87,496,938	90,814,000		90,814,000		90,814,000	[1]	90,814,000		90,814,000		90,814,000		90,805,000	[2]	90,305,000	[3]	71,692,000
Warrants outstanding (in shares)	8,074,164								1,118,000								790,000
Stock options issued and outstanding (in shares)	19,955,000								24,700,000								24,911,000		20,578,000
Shares available for future option grants (in shares)	17,258,000								5,199,000								4,094,000
Total (in shares)	65,513,000								121,831,000								120,600,000
Rover Earnout Shares
Capital Unit [Line Items]
Earnout shares (in shares)	19,734,000		19,734,183
Sponsor Earnout Shares
Capital Unit [Line Items]
Earnout shares (in shares)	492,000		2,461,627
Private Warrants
Capital Unit [Line Items]
Warrants outstanding (in shares)	2,574,000		2,574,164	5,166,667
Public Warrants
Capital Unit [Line Items]
Warrants outstanding (in shares)	5,500,000		5,500,000

[1]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[2]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[3]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.